Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Property, Plant and Equipment [Line Items]
Land and buildings	$ 2,439	$ 2,059
Machinery, equipment and internal-use software	15,743	6,926
Office furniture and equipment	241	184
Leasehold improvements	3,464	2,599
Gross property, plant and equipment	21,887	11,768
Accumulated depreciation and amortization	(6,435)	(3,991)
Net property, plant and equipment	$ 15,452	$ 7,777